JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 19, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the Funds listed on Appendix A hereto (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the amended risk/return summary information in the prospectuses for the Funds. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated April 28, 2015.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

Appendix A

JPMorgan Hedged Equity Fund

JPMorgan U.S. Research Equity Plus Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan Asia Pacific Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase